Stock-Based Awards - Summary of RSU Activity (Detail) - Restricted Stock Units ("RSUs") - 2020 Plan	9 Months Ended
Sep. 30, 2020 $ / shares shares
Number of Shares Underlying RSUs
Granted | shares	375,137
Issued and unvested end of period | shares	375,137
Weighted Average Grant Date Fair Value
Granted	$ 23.90
Vested	0
Forfeited	0
Unvested as of September 30, 2020	$ 23.90